UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of
              BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount   Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.2%              $   500   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                      Care Facility Revenue Bonds (Capstone Village, Inc. Project),
                                      Series A, 5.125% due 8/01/2015                                                      $     475
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 3.9%                5,000   Arizona State Transportation Board, Highway Revenue Bonds, Series B,
                                      5% due 7/01/2017                                                                        5,564
                              2,000   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
                                      5.25% due 12/01/2019                                                                    2,099
-----------------------------------------------------------------------------------------------------------------------------------
California - 15.2%              875   Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds,
                                      5.60% due 7/01/2013                                                                       875
                              2,000   Antelope Valley, California, Health Care District Revenue Bonds, VRDN, Series A,
                                      5.25% due 9/01/2017 (i)                                                                 2,054
                              5,225   California County Tobacco Securitization Agency, Tobacco Revenue Bonds
                                      (Los Angeles County Securitization Corporation), 5.25% due 6/01/2021 (j)                4,253
                             10,000   California State Department of Water Resources, Power Supply Revenue Bonds,
                                      Series A, 5.50% due 5/01/2014 (a)                                                      11,036
                              5,000   California State, GO, Refunding, 5% due 8/01/2019                                       5,374
                              1,000   California State, GO, Refunding (Veterans Bonds), Series BG, 5.05% due 12/01/2011       1,029
                              3,000   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                      Revenue Refunding Bonds, Senior Series A-1, 5% due 6/01/2016                            3,049
                              2,445   Southern California Public Power Authority Revenue Bonds (Natural Gas Project
                                      Number 1), Series A, 5.25% due 11/01/2019                                               2,611
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 2.5%               4,430   Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D,
                                      7.75% due 11/15/2013 (a)                                                                5,021
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.5%            2,685   Hartford, Connecticut, GO, Series A, 5.25% due 8/15/2018 (a)                            3,060
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 4.5%                3,410   Broward County, Florida, School Board, COP, Series C, 5.25% due 7/01/2017 (c)           3,728
                                245   Middle Village Community Development District, Florida, Special Assessment
                                      Bonds, Series C, 5.125% due 5/01/2009                                                     243
                              1,000   Panther Trace Community Development District II, Florida, Special Assessment
                                      Revenue Bonds, 5.125% due 11/01/2013                                                      931
                                705   Panther Trace Community Development District II, Florida, Special Assessment
                                      Revenue Bonds, Series A, 5% due 11/01/2010                                                679
                                215   Sterling Hill, Florida, Community Development District, Capital Improvement
                                      Revenue Refunding Bonds, Series B, 5.50% due 11/01/2010                                   214
                              3,130   Tolomato Community Development District, Florida, Special Assessment Bonds,
                                      6.375% due 5/01/2017                                                                    3,107
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 0.5%                1,050   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                      (Canterbury Court Project), Series A, 5% due 2/15/2014                                  1,042
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 2.8%                  5,000   Ada and Canyon Counties, Idaho, Joint School District Number 2 (Meridian),
                                      GO, 5% due 8/15/2017                                                                    5,563
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
GO        General Obligation Bonds
EDA       Economic Development Authority
HDA       Housing Development Authority
IDA       Industrial Development Authority
PCR       Pollution Control Revenue Bonds
VRDN      Variable Rate Demand Notes

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount   Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 2.3%             $ 1,900   Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT,
                                      Series A, 2.85% due 1/01/2029 (d)(i)                                                $   1,900
                                900   Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT,
                                      Series B, 2.85% due 1/01/2029 (d)(i)                                                      900
                              1,000   Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project),
                                      Series A, 6.57% due 2/15/2013                                                           1,012
                                715   Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                                      Program), 5.90% due 7/01/2014                                                             707
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.1%                2,000   Indiana Bond Bank, Special Program Gas Revenue Bonds, Series A, 5% due 10/15/2017       2,122
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 1.1%               2,000   Kenton County, Kentucky, Airport Board, Airport Revenue Refunding Bonds
                                      (Cincinnati/Northern Kentucky International Airport), AMT, Series A,
                                      5.625% due 3/01/2015 (d)                                                                2,134
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.5%              1,000   Morehouse Parish, Louisiana, PCR, Refunding (International Paper Company
                                      Project), Series A, 5.25% due 11/15/2013                                                1,043
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.1%          3,300   Massachusetts State Industrial Finance Agency, Resource Recovery Revenue
                                      Refunding Bonds (Ogden Haverhill Project), AMT, Series A, 5.30%
                                      due 12/01/2009                                                                          3,377
                              2,500   Massachusetts State Port Authority, Special Facilities Revenue Bonds
                                      (Delta Air Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2014 (a)                  2,625
                              4,000   Massachusetts State Port Authority, Special Facilities Revenue Bonds
                                      (Delta Air Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2015 (a)                  4,187
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.8%               1,555   Michigan State Strategic Fund, PCR (General Motors Corporation Project),
                                      VRDN, 7% due 12/01/2008 (i)                                                             1,555
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 2.8%              5,000   Minnesota State, GO, 5% due 6/01/2018                                                   5,577
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 1.3%               2,435   Omaha Convention Hotel Corporation, Nebraska, First Tier Revenue Refunding
                                      Bonds, 5% due 2/01/2019 (a)                                                             2,602
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.0%               5,000   New York City, New York, GO, Refunding, Series A, 5% due 8/01/2019                      5,394
                              1,140   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                      Bonds (New York University Hospital Center), Series A, 5% due 7/01/2016                 1,166
                              1,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                                      131st Series, 5% due 12/15/2014                                                         1,082
                              3,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                                      Thirty-Seventh Series, 5.50% due 7/15/2018 (c)                                          3,304
                              1,000   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                      Bonds (Kendal on the Hudson Project), Series A, 5.625% due 1/01/2013                    1,011
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 6.1%         6,000   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds,
                                      Series A, 5.25% due 1/01/2020 (d)                                                       6,395
                              5,000   North Carolina State, GO, Refunding, Series B, 5% due 4/01/2017                         5,701
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 1.0%                   1,835   Ohio State, GO, Series L, 5% due 10/01/2014                                             2,061
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 2.9%                 5,000   Oregon State Department of Transportation, Highway User Tax Revenue Bonds,
                                      Series A, 5% due 11/15/2016 (e)                                                         5,702
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 0.8%         1,550   South Carolina Jobs EDA, Hospital Revenue Bonds (Oconee Memorial Hospital
                                      Project), VRDN, Series A, 6% due 10/01/2036 (f)(i)                                      1,550
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 7.4%              8,900   Blount County, Tennessee, Public Building Authority, Local Government Public
                                      Improvement Revenue Bonds, VRDN, Series A-2-C, 6% due 6/01/2021 (a)(i)                  8,900

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                               Face
State                        Amount   Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 4,160   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                      Improvement Revenue Bonds, VRDN, Series IV-I-3, 6% due 6/01/2015 (a)(i)             $   4,160
                              1,600   Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2-C,
                                      5.85% due 7/01/2009                                                                     1,620
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 9.4%                  2,000   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                      Project), Series B, 7.75% due 12/01/2018                                                2,046
                              5,000   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                      Bonds, AMT, Series A, 5.75% due 11/01/2014 (b)                                          5,277
                              5,000   Houston, Texas, Airport System, Subordinate Lien Revenue Refunding Bonds, AMT,
                                      Series A, 5.875% due 7/01/2015 (c)                                                      5,336
                              2,475   Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds,
                                      Series B, 5% due 11/15/2018 (b)                                                         2,691
                              3,055   San Antonio, Texas, Airport System, Improvement Revenue Bonds, AMT, 5.25%
                                      due 7/01/2019 (c)                                                                       3,296
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.3%               2,500   Fredericksburg, Virginia, EDA, Hospital Facilities Revenue Refunding Bonds
                                      (MediCorp Health System), 5% due 6/15/2017                                              2,686
                              4,000   The Shops at White Oak Village Community Development Authority, Virginia,
                                      Special Assessment Revenue Bonds, 5.30% due 3/01/2017                                   3,935
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.6%             4,650   Kitsap County, Washington, School District Number 400 (North Kitsap), GO,
                                      Refunding, 5.125% due 12/01/2016 (c)                                                    5,222
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.0%            1,500   Puerto Rico Commonwealth Government Development Bank, Senior Revenue Bonds,
                                      Series B, 5% due 12/01/2017                                                             1,564
                              3,250   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                      Capital Appreciation Revenue Bonds, Series B, 5% due 7/01/2018                          3,399
                              1,000   Puerto Rico Commonwealth, Public Improvement, GO, Series B, 5.25% due 7/01/2017         1,060
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Municipal Bonds  (Cost - $172,226) - 88.6%                                      176,306
-----------------------------------------------------------------------------------------------------------------------------------

                                      Municipal Bonds Transferred to Tender Option Bond Trusts (k)
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.5%               5,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                      Refunding Bonds, Third Lien, AMT, Series A-2, 5.25% due 1/01/2013 (c)                   5,460
                              5,000   Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds,
                                      3rd Lien, AMT, Series A-2, 5.25% due 1/01/2014 (c)                                      5,460
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Municipal Bonds Transferred to Tender Option Bond Trusts
                                      (Cost - $10,619) - 5.5%                                                                10,920
-----------------------------------------------------------------------------------------------------------------------------------

                             Shares
                               Held   Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                244   BlackRock Insured Municipal 2008 Term Trust, Inc. (g)                                   3,670
                                100   BlackRock Insured Municipal Term Trust, Inc. (g)                                        1,004
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Mutual Funds  (Cost - $5,249) - 2.3%                                              4,674
-----------------------------------------------------------------------------------------------------------------------------------

                                      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                 19   Merrill Lynch Institutional Tax-Exempt Fund, 2.47% (g)(h)                                  19
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities  (Cost - $19) - 0.0%                                           19
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                                                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments  (Cost - $188,113*) - 96.4%                                       $ 191,919

                                      Other Assets Less Liabilities - 6.1%                                                   12,084

                                      Liability for Trust Certificates, Including Interest Expense Payable - (2.5%)          (5,014)
                                                                                                                          ---------
                                      Net Assets - 100.0%                                                                 $ 198,989
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 182,922
                                                                      =========
      Gross unrealized appreciation                                   $   5,159
      Gross unrealized depreciation                                      (1,162)
                                                                      ---------
      Net unrealized appreciation                                     $   3,997
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f)   Radian Insured.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                             Purchase      Sales        Realized       Dividend
      Affiliate                                                Cost        Cost        Gain/Loss        Income
      ---------------------------------------------------------------------------------------------------------
      BlackRock Insured Municipal 2008 Term Trust, Inc.         -            -             -             $ 46
      BlackRock Insured Municipal Term Trust, Inc.              -            -             -             $ 10
      Merrill Lynch Institutional Tax-Exempt Fund               -            -             -             $  2
      ---------------------------------------------------------------------------------------------------------

(h)   Represents the current yield as of January 31, 2008.
(i)   Variable rate security. Rate shown is interest rate as of report date.
(j) Represents a zero coupon; the interest rate shown reflects the effective yield.
(k) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: March 24, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: March 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: March 24, 2008